Warrant Liability	12 Months Ended
Dec. 31, 2017
Warrant Liability [Abstract]
Warrant Liability

Note 6. Warrant Liability

On June 25, 2013, the Company consummated a public offering in which the Company issued shares of common stock, together with warrants to purchase shares of common stock. These warrants contained provisions that protected holders from a decline in the issue price of the Company’s common stock (or “down-round” provision) and contained net settlement provisions. As a result, the Company accounted for these warrants as liabilities instead of equity instruments. Down-round provisions reduce the exercise or conversion price of a warrant if the Company issues equity shares for a price that is lower than the exercise or conversion price of the warrants. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of exercising the warrant by paying cash. The Company evaluates whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or the number of shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed for fixed” option. As a result of the Company’s December 2014 registered public unit offering, the exercise price of warrants outstanding in connection with the public offering completed in June 2013 was adjusted to $6.10 per share. As a result of the Company’s December 2015 drawings on the Equity Line Purchase Agreements, the exercise price of warrants outstanding in connection with the public offering conducted in June 2013 was adjusted to $5.10 per share. The Company recognized these warrants as liabilities at their fair value on the date of grant and remeasured them to fair value on each reporting date.

The Company recognized an initial warrant liability for the warrants issued in connection with the registered public offering completed in June 2013 totaling $4,827,788, which was based on the June 25, 2013 closing price of a share of the Company’s common stock as reported on OTC Markets of $9.60. During November 2016, the Company entered into amendments with the holders of those warrants pursuant to which the Company agreed to reduce the exercise price (after giving effect to the one-for-ten reverse stock split effective October 7, 2016) from $5.10 per share to $0.80 per share and permit those warrants to be exercised on a “cashless exercise” basis, and the Company eliminated the “down round” provision of those warrants not immediately exercised. As a result of the amendments, the warrant liability was remeasured as of the date of the modification, which resulted in an approximate $1,541,000 decrease in the carrying value of the warrant liability, which was recognized in the statement of operations for the year ended December 31, 2016. The warrant liability related to the warrants not immediately exercised was then reclassified to equity as the amended terms of the warrants qualified them to be accounted for as equity instruments. Of the 303,694 shares of common stock that remained issuable upon the exercise of such warrants as of the amendment date, warrants to purchase a total of 42,444 shares were exercised on a cashless basis and as a result 33,978 shares of common stock were issued on November 9, 2016.

The assumptions used in the valuation of the warrants issued in the June 25, 2013 financing on November 9, 2016 using the Black Scholes model were as follows:

November 9, 2016

Number of shares underlying the warrants	303,694
Exercise price	$0.80
Volatility	93%
Risk-free interest rate	0.81%
Expected dividend yield	0%
Expected warrant life (years)	1.63
Stock price	$3.65

Recurring Level 3 Activity and Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

	December 31, 2015	Reclassification of warrant liability to equity in 2016	Decrease in Fair Value	December 31, 2016
Warrant liability	$2,434,101	$(892,860)	$(1,541,241)	$0